Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 20,097	SFr 7,276
Other non-current financial liabilities at amortized cost	167,228	19,174
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	20,089	5,905
Other non-current financial liabilities at amortized cost	167,228	19,174
Financial liabilities at amortized cost | Bank overdrafts
Disclosure of financial liabilities [line items]
Other current financial liabilities	0	46
Financial liabilities at amortized cost | Lease liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	13,631	4,308
Other non-current financial liabilities at amortized cost	167,228	19,174
Financial liabilities at amortized cost | Short-term debt
Disclosure of financial liabilities [line items]
Other current financial liabilities	0	200
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	6,458	1,351
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Other current financial liabilities	8	1,371
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 8	SFr 1,371